Financing receivables - Summary of loans receivable reported within Loans receivable or Investments in and advances to affiliated companies (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		¥ 1,338,164	¥ 1,303,837
Carried at fair value	[1]	537,664	301,766
Total		1,875,828	1,605,603
Advances to affiliated companies
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		300	300
Carried at fair value	[1]
Total		300	300
Total
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,338,464	1,304,137
Carried at fair value	[1]	537,664	301,766
Total		1,876,128	1,605,903
Loans at banks [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		386,127	364,976
Carried at fair value	[1]
Total		386,127	364,976
Short-term secured margin loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		358,572	377,437
Carried at fair value	[1]
Total		358,572	377,437
Inter-bank money market loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		1,040	9,751
Carried at fair value	[1]
Total		1,040	9,751
Corporate loans [Member]
Schedule of Financing Receivables [Line Items]
Carried at amortized cost		592,425	551,673
Carried at fair value	[1]	537,664	301,766
Total		¥ 1,130,089	¥ 853,439

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.